Pzena Mid Cap Value Fund
Schedule of Investments - November 30, 2023 (Unaudited)
Shares		Fair Value
	Common Stocks —96.3%
	Basic Materials — 6.4%
99,810	Dow, Inc.	$5,165,168
78,294	Olin Corp.	3,690,779
		8,855,947

	Consumer Discretionary — 18.8%
47,816	Advance Auto Parts, Inc.	2,428,575
193,542	Gap, Inc.	3,884,388
113,400	Gildan Activewear, Inc. (b)	4,106,214
38,836	Lear Corp.	5,194,315
70,178	Magna International, Inc. (b)	3,783,296
266,306	Newell Brands, Inc.	2,031,915
31,602	PVH Corp.	3,090,043
25,487	Skechers U.S.A., Inc. - Class A (a)	1,501,439
		26,020,185

	Consumer Staples — 2.4%
69,462	Tyson Foods, Inc. - Class A	3,253,600

	Energy — 2.1%
157,957	NOV, Inc.	2,972,751

	Financials — 26.2%
44,448	Axis Capital Holdings, Ltd. (b)	2,504,200
167,112	CNO Financial Group, Inc.	4,428,468
27,060	Comerica, Inc.	1,223,653
151,107	Equitable Holdings, Inc.	4,637,474
64,017	Fidelity National Financial, Inc.	2,870,522
99,320	Fifth Third Bancorp	2,875,314
29,239	Globe Life, Inc.	3,600,198
101,065	Invesco, Ltd.	1,442,198
149,012	KeyCorp	1,846,259
31,649	MetLife, Inc.	2,013,826
27,368	Reinsurance Group of America, Inc.	4,462,626
59,534	Voya Financial, Inc.	4,257,276
		36,162,014

	Health Care — 7.9%
133,050	Baxter International, Inc.	4,800,444
2,333	Cardinal Health, Inc.	249,818
178,797	Fresenius Medical Care AG & Co. KGaA - ADR	3,667,127
32,143	Henry Schein, Inc. (a)	2,144,902
		10,862,291

	Industrials — 15.7%
23,690	Acuity Brands, Inc.	4,246,669
109,366	Axalta Coating Systems, Ltd. (a)	3,441,748
23,709	Capital One Financial Corp.	2,647,347
25,146	Global Payments, Inc.	2,928,000
219,746	JELD-WEN Holding, Inc. (a)	3,511,541
24,134	Mohawk Industries, Inc. (a)	2,131,274
23,673	Wabtec Corp.	2,759,325
		21,665,904

	Technology — 14.3%
78,704	Avnet, Inc.	3,680,199
62,496	Cognizant Technology Solutions Corp. - Class A	4,398,468
7,691	Concentrix Corp.	722,877
29,408	Leidos Holdings, Inc.	3,156,067
14,381	Skyworks Solutions, Inc.	1,393,950
68,168	SS&C Technologies Holdings, Inc.	3,835,132
19,843	TE Connectivity, Ltd. (c)	2,599,433
		19,786,126

	Utilities — 2.5%
51,193	Edison International	3,429,419
	Total Common Stocks (Cost $116,418,412)	133,008,237

	Short-Term Investment — 3.3% Money Market Fund — 3.3%
4,545,717	Fidelity Institutional Government Portfolio, Institutional Class, 5.24% (d)	4,545,717
	Total Short-Term Investment (Cost $4,545,717)	4,545,717
	Total Investments (Cost $120,964,129) — 99.6%	137,553,954
	Other Assets in Excess of Liabilities — 0.4%	621,602
	Total Net Assets — 100.00%	$138,175,556

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
KGaA - Kommanditgesellschaft Auf Aktien

(a)	Non-income producing security.
(b)	Foreign issued security
(c)	U.S. traded security of a foreign issuer.
(d)	Rate shown represents the 7-day annualized yield as of November 30, 2023.

 Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Pzena Mid Cap Value Fund
Summary of Fair Value Disclosure at November 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

Pzena Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$8,855,947	$–	$–	$8,855,947
Consumer Discretionary	26,020,185	–	–	26,020,185
Consumer Staples	3,253,600	–	–	3,253,600
Energy	2,972,751	–	–	2,972,751
Financials	36,162,014	–	–	36,162,014
Health Care	10,862,291	–	–	10,862,291
Industrials	21,665,904	–	–	21,665,904
Technology	19,786,126	–	–	19,786,126
Utilities	3,429,419	–	–	3,429,419
Total Common Stocks	133,008,237	–	–	133,008,237
Short-Term Investment	4,545,717	–	–	4,545,717
Total Investments	$137,553,954	$–	$–	$137,553,954

Refer to the Fund's schedule of investments for a detailed break-out of securities by industry classification.